Reconciliation of Financial Statements to Form 5500 (in thousands) - Reconciliation of Net Income (Details) - EBP INVSAL $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid directly to participants	$ 380,391
Add: Amounts allocated to withdrawing participants at December 31, 2025	108
Less: Amounts allocated to withdrawing participants at December 31, 2024	(3,689)
Benefits paid to participants per the Form 5500	376,810
Net increase in net assets available for benefits per the financial statements	672,639
Change in amounts allocated to withdrawing participants	3,581
Net income per the Form 5500	$ 676,220